Expected credit loss measurement - Stage 2 classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	$ (1,091)	$ (1,165)	$ (1,468)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(259)	(282)	(306)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(267)	(220)	(333)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(107)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(65)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(37)
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(196)
Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(83)
Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(18)
Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(51)
Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(22)
Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(21)
Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(13)
Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(7)
Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(50)
Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(25)
Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(7)
Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(564)	(662)	(829)
UBS AG
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(1,091)	(1,165)	(1,468)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(260)	(282)	(306)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(267)	(220)	(333)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(107)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(23)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(65)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(37)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(12)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(5)
UBS AG | Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(196)
UBS AG | Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(83)
UBS AG | Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(18)
UBS AG | Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(51)
UBS AG | Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(22)
UBS AG | Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(17)
UBS AG | Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(5)
UBS AG | Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(21)
UBS AG | Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(13)
UBS AG | Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(7)
UBS AG | Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(50)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(25)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(5)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(7)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(2)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(12)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	$ (564)	$ (662)	$ (829)